ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)	May 01, 2023	Dec. 15, 2022
Asset Acquisition [Line Items]
Aggregate consideration	$ 120,000
Huangtong International Co Ltd [Member]
Asset Acquisition [Line Items]
Aggregate consideration		$ 5,980,000